Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Activities:
Net income (loss)	$ (513)	$ 23
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	310	276
Other, net	194	(921)
Net cash used in operating activities	(9)	(622)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(381)	(451)
Net collections from retail receivables and related securitizations	314	454
Other, net	177	585
Net cash provided by investing activities	110	588
Financing Activities:
Net increase (decrease) in indebtedness	(1,264)	(1,026)
Dividends paid	(2)
Other, net	(49)	2
Net cash used in financing activities	(1,315)	(1,024)
Effect of foreign exchange rate changes on cash and cash equivalents	141	(407)
Decrease in cash and cash equivalents	(1,073)	(1,465)
Cash and cash equivalents, beginning of year	5,384	5,163
Cash and cash equivalents, end of period	4,311	3,698
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	(513)	22
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3	6
Other, net	509	56
Net cash used in operating activities	(1)	84
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(3)	(5)
Withdrawals from subsidiaries’ cash management pools	(26)
Other, net	(22)	(54)
Net cash provided by investing activities	(51)	(59)
Financing Activities:
Net increase (decrease) in indebtedness	55
Other, net	3	16
Net cash used in financing activities	58	16
Effect of foreign exchange rate changes on cash and cash equivalents	(8)	(29)
Decrease in cash and cash equivalents	(2)	12
Cash and cash equivalents, beginning of year	3	7
Cash and cash equivalents, end of period	1	19
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	(12)	24
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net	15	(39)
Net cash used in operating activities	3	(15)
Investing Activities:
Other, net	(44)	(1)
Net cash provided by investing activities	(44)	(1)
Financing Activities:
Net increase (decrease) in indebtedness	40	17
Dividends paid		(3)
Other, net	1	2
Net cash used in financing activities	41	16
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	118	146
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	53	53
Other, net	(374)	(449)
Net cash used in operating activities	(203)	(250)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(18)	(26)
Withdrawals from subsidiaries’ cash management pools	1,331	2
Other, net	(866)
Net cash provided by investing activities	447	(24)
Financing Activities:
Net increase (decrease) in indebtedness	(263)	406
Dividends paid		(112)
Other, net	3	2
Net cash used in financing activities	(260)	296
Effect of foreign exchange rate changes on cash and cash equivalents	5	(2)
Decrease in cash and cash equivalents	(11)	20
Cash and cash equivalents, beginning of year	144	39
Cash and cash equivalents, end of period	133	59
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	(396)	58
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	254	217
Other, net	417	(357)
Net cash used in operating activities	275	(82)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(360)	(420)
Net collections from retail receivables and related securitizations	314	454
Other, net	(207)	386
Net cash provided by investing activities	(253)	420
Financing Activities:
Net increase (decrease) in indebtedness	(1,096)	(1,131)
Dividends paid	(85)	(292)
Other, net	(45)	(36)
Net cash used in financing activities	(1,226)	(1,459)
Effect of foreign exchange rate changes on cash and cash equivalents	144	(376)
Decrease in cash and cash equivalents	(1,060)	(1,497)
Cash and cash equivalents, beginning of year	5,237	5,117
Cash and cash equivalents, end of period	4,177	3,620
Eliminations [Member]
Operating Activities:
Net income (loss)	290	(227)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net	(373)	(132)
Net cash used in operating activities	(83)	(359)
Investing Activities:
Withdrawals from subsidiaries’ cash management pools	(1,305)	(2)
Other, net	1,316	254
Net cash provided by investing activities	11	252
Financing Activities:
Net increase (decrease) in indebtedness		(318)
Dividends paid	83	407
Other, net	(11)	18
Net cash used in financing activities	$ 72	$ 107